Deferred income tax assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax asset carried forward, deferred tax asset	€ 25.8
Unused tax losses carried forward	€ 458.2	€ 450.7
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	7 years
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	10 years
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax loss carryforward	€ 164.0	173.7
Unused tax losses for which no deferred tax asset recognised	€ 294.2	€ 277.0